Interest-bearing loans and borrowings - Terms and conditions of outstanding loans (Details) - USD ($)	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Apr. 25, 2017	Dec. 31, 2016	Dec. 16, 2016	Nov. 09, 2015	Aug. 19, 2015	Oct. 13, 2014
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 1,708,168,000		$ 848,710,000		$ 1,085,562,000
Secured vessels loan due 2021
Disclosure of detailed information about borrowings [line items]
Face amount	192,000,000								$ 192,000,000.0
Facility size	79,762,000		111,666,000
Outstanding	$ 79,762,000		111,666,000
Secured vessels loan due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Secured vessels loan due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 78,746,000		110,156,000
Secured vessels revolving loan due 2021
Disclosure of detailed information about borrowings [line items]
Face amount	148,000,000								$ 148,000,000.0
Facility size	147,559,000		147,559,000
Outstanding	$ 105,000,000		0
Secured vessels revolving loan due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Secured vessels revolving loan due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 105,000,000		0
Secured vessels revolving loan due 2022
Disclosure of detailed information about borrowings [line items]
Face amount	750,000,000							$ 750,000,000.0
Facility size	395,289,000		485,017,000
Outstanding	$ 165,000,000		330,000,000
Secured vessels revolving loan due 2022 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%							195.00%
Secured vessels revolving loan due 2022 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 162,002,000		325,519,000
Secured vessels revolving loan due 2023
Disclosure of detailed information about borrowings [line items]
Face amount	409,500,000.0					$ 409,500,000.0
Facility size	316,060,000		362,780,000
Outstanding	$ 150,000,000		118,000,000
Secured vessels revolving loan due 2023 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Secured vessels revolving loan due 2023 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 147,541,000		114,634,000
Secured vessels loan due 2020
Disclosure of detailed information about borrowings [line items]
Face amount	76,000,000	$ 76,000,000.0
Facility size	0		23,563,000
Outstanding	$ 0		23,563,000
Secured vessels loan due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%
Secured vessels loan due 2020 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 0		23,563,000
Secured vessels loan due 2020
Disclosure of detailed information about borrowings [line items]
Face amount	67,500,000.0	$ 67,500,000.0
Facility size	0		25,173,000
Outstanding	$ 0		25,173,000
Secured vessels loan due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Secured vessels loan due 2020 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 0		25,173,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Face amount	27,100,000.0			$ 27,100,000.0
Margin rate				1.95%
Facility size	26,459,000		26,911,000
Outstanding	$ 26,459,000		26,911,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%
Secured vessels loan due 2029 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 24,711,000		24,876,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Face amount	81,400,000.0			$ 81,400,000.0
Margin rate				1.50%
Facility size	71,236,000		78,020,000
Outstanding	$ 71,236,000		78,020,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Secured vessels loan due 2029 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 70,507,000		77,171,000
Secured vessels loan due 2030
Disclosure of detailed information about borrowings [line items]
Face amount	69,400,000.0
Facility size	68,263,000
Outstanding	$ 68,263,000
Secured vessels loan due 2030 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Secured vessels loan due 2030 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 68,263,000
Secured vessels loan due 2030
Disclosure of detailed information about borrowings [line items]
Face amount	104,200,000.0
Facility size	101,961,000
Outstanding	$ 101,961,000
Secured vessels loan due 2030 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels loan due 2030 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 100,490,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Face amount	89,700,000.0
Facility size	85,295,000
Outstanding	$ 85,295,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Secured vessels loan due 2029 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 85,295,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Face amount	221,400,000.0
Facility size	210,459,000
Outstanding	$ 210,459,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.70%
Secured vessels loan due 2029 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 210,459,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Face amount	126,800,000.0
Facility size	120,553,000
Outstanding	$ 120,553,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.60%
Secured vessels loan due 2029 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 120,553,000
Secured vessels loan due 2022
Disclosure of detailed information about borrowings [line items]
Face amount	195,700,000.0
Facility size	188,481,000
Outstanding	$ 188,481,000
Secured vessels loan due 2022 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.75%
Secured vessels loan due 2022 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 188,481,000
Secured vessels revolving loan due 2025
Disclosure of detailed information about borrowings [line items]
Face amount	200,000,000.0
Facility size	200,000,000
Outstanding	$ 200,000,000
Secured vessels revolving loan due 2025 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels revolving loan due 2025 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 197,955,000
Unsecured bank facility due 2020
Disclosure of detailed information about borrowings [line items]
Face amount	60,000,000						$ 60,000,000.0
Margin rate							2.25%
Facility size	60,000,000		60,000,000
Outstanding	$ 0		0
Unsecured bank facility due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Unsecured bank facility due 2020 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 0		0
Borrowings Excluding Non-Bank Loans
Disclosure of detailed information about borrowings [line items]
Facility size	2,071,375,000		1,320,688,000
Outstanding	1,572,467,000		713,332,000
Borrowings Excluding Non-Bank Loans | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 1,560,002,000		$ 701,091,000